Derivative Financial Instruments and Hedging Activities - Summary of Interest Rate Swaps Not Designated as Hedging Instruments (Detail) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Other Assets [Member]
Derivatives, Fair Value [Line Items]
Notional	$ 45,236	$ 98,976
Fair Value	2,077	5,611
Other Liabilities [Member]
Derivatives, Fair Value [Line Items]
Notional	(45,236)	(98,976)
Fair Value	$ (2,087)	$ (5,649)